ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

On March 31, 2025 and December 31, 2024, accounts receivable consisted of the following:

	March 31, 2025	December 31, 2024
Accounts receivable	$15,785	$123,686
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$15,785	$123,686

On December 31, 2024 and 2023, accounts receivable consisted of the following:

	December 31,
	2024	2023
Accounts receivable	$123,686	$163,329
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$123,686	$163,329

SCHEDULE OF OTHER RECEIVABLES

On March 31, 2025 and December 31, 2024, other receivables consisted solely of performance bond receivables as follows:

	March 31, 2025	December 31, 2024
Other receivables	$142,526	$142,526
Less: allowance for doubtful other receivables	(142,526)	(142,526)
Other receivables, net	$-	$-

On December 31, 2024 and 2023, other receivables consisted solely of performance bond receivables as follows:

	December 31,
	2024	2023

Other receivables	$142,526	$142,526
Less: allowance for doubtful other receivables	(142,526)	(142,526)
Other receivables, net	$-	$-